TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the tax, labor and civil provisions:
Balance at the beginning of the year	R$ 1,741,026
Balance at the end of the year	2,026,003	R$ 1,741,026
Provisions
Changes in the tax, labor and civil provisions:
Balance at the beginning of the year	1,741,026	1,172,511	R$ 809,299
Additions	385,662	801,412	559,513
Interests	194,170	42,435	104,473
Payments and reversal of accrued amounts	(293,536)	(276,251)	(304,678)
Foreign exchange effect on provisions in foreign currency	(1,319)	919	3,904
Balance at the end of the year	R$ 2,026,003	R$ 1,741,026	R$ 1,172,511